Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	[1]	¥ 167,755		¥ 178,256
Valuation allowance		158,581	[1]	163,358	[1]	¥ 438,344	¥ 339,922
Mizuho Securities Company Limited
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards		107,246		110,729
Valuation allowance		¥ 88,294		¥ 86,189

[1]	The amount includes ¥110,729 million and ¥107,246 million related to MHSC's net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2018 and 2019, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,189 million and ¥88,294 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.